Note 11: Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Current Federal Tax Expense Benefit	$ 403,000,000	$ 382,000,000	$ 48,000,000
Current State And Local Tax Expense Benefit	9,000,000	96,000,000	117,000,000
Current Foreign Tax Expense Benefit	1,179,000,000	1,322,000,000	1,135,000,000
Current Income Tax Expense Benefit	1,591,000,000	1,800,000,000	1,300,000,000
Deferred Federal Income Tax Expense Benefit	335,000,000	526,000,000	467,000,000
Deferred State And Local Income Tax Expense Benefit	111,000,000	26,000,000	4,000,000
Deferred Foreign Income Tax Expense Benefit	(326,000,000)	(218,000,000)	(46,000,000)
Deferred income tax provision	120,000,000	334,000,000	425,000,000
Income tax expense	1,711,000,000	2,134,000,000	1,725,000,000
Other Tax Expense Benefit	297,000,000	864,000,000	276,000,000
Deferred Tax Assets Tax Deferred Expense Compensation And Benefits Employee Benefits	1,168,000,000	2,579,000,000
Deferred Tax Assets Other Asset Basis Differences	119,000,000	(569,000,000)
Deferred Tax Assets Other Liability Basis Differences	1,052,000,000	1,046,000,000
Deferred Tax Assets Operating Loss Carryforwards	382,000,000	723,000,000
Deferred Tax Assets Tax Credit Carryforwards Other	1,107,000,000	1,247,000,000
Deferred Tax Assets Valuation Allowance	(618,000,000)	(977,000,000)
Deferred Tax Assets Net	3,210,000,000	4,049,000,000
Deferred Tax Liabilities Tax Deferred Expense Compensation and Benefits Employee Benefits	(2,238,000,000)	163,000,000
Deferred Tax Liabilities Other Asset Basis Differences	4,440,000,000	681,000,000
Deferred Tax Liabilities Other	(195,000,000)	71,000,000
Deferred Tax Liabilities Operating Loss Carryforwards	(409,000,000)	0
Deferred Tax Liabilities Tax Credit Carryforwards Other	(80,000,000)	0
Deferred Tax Liabilities Valuation Allowance	286,000,000	0
Deferred Tax Liabilities	1,804,000,000	915,000,000
Income Loss From Continuing Operations Before Income Taxes Domestic	2,595,000,000	3,168,000,000	2,441,000,000
Income Loss From Continuing Operations Before Income Taxes Foreign	4,316,000,000	4,182,000,000	3,807,000,000
Income from continuing operations before income taxes	6,911,000,000	7,350,000,000	6,248,000,000
Effective Income Tax Rate Reconciliation At Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation Foreign Income Tax Rate Differential	(6.40%)	(4.40%)	(7.80%)
Effective Income Tax Rate Reconciliation Tax Settlements	(3.40%)	(0.90%)	0.00%
Effective Income Tax Rate Reconciliation Other Adjustments	(0.40%)	(0.70%)	0.40%
Effective Income Tax Rate Continuing Operations	24.80%	29.00%	27.60%
Tax Adjustments Settlements And Unusual Provisions	203,000,000	63,000,000
Other Information Pertaining To Income Taxes	as well as a reduction in tax expense of $34 million related to the favorable resolution of disputed tax matters with the Appeals Division of the IRS for the tax years 2004 - 2005.	as well as a favorable tax impact of $17 million related to a U.K. tax rate reduction enacted in 2011.
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward Amount	1,187,000,000
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	4,172,000,000
Unrecognized Tax Benefits That Would Impact Effective Tax Rate	1,073,000,000
Unrecognized Tax Benefits, Beginning Balance	946,000,000	891,000,000	793,000,000
Unrecognized Tax Benefits Increases Resulting From Current Period Tax Positions	232,000,000	71,000,000	115,000,000
Unrecognized Tax Benefits Increases Resulting From Prior Period Tax Positions	221,000,000	71,000,000	80,000,000
Unrecognized Tax Benefits Reductions Resulting From Lapse Of Applicable Statute Of Limitations	(21,000,000)	(24,000,000)	(81,000,000)
Unrecognized Tax Benefits Decreases Resulting From Settlements With Taxing Authorities	(305,000,000)	(63,000,000)	(16,000,000)
Unrecognized Tax Benefits, Ending Balance	1,073,000,000	946,000,000	891,000,000
Unrecognized Tax Benefits Interest On Income Taxes Expense	40,000,000	23,000,000	27,000,000
Unrecognized Tax Benefits Interest On Income Taxes Accrued	270,000,000	165,000,000	144,000,000
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible [Line Items]
Tax benefits claimed related to 1998 German reorganization	€203 million (approximately $270 million) of tax benefits that we have claimed related to a 1998 German reorganization.
Reduction In Tax Expense Refund Claim	237,000,000	63,000,000
Reduction In Pretax Interest Income Refund Claim		89,000,000
Undistributed Earnings of Foreign Subsidiaries	22,000,000,000
Tax Benefits Claimed Related to French Revenue Authority	€176 million (approximately $234 million) related to certain deductions claimed in France for tax years 2008 through 2010 that the French Revenue Authority has proposed to disallow. Resolution discussions with the French Revenue Authority have been unsuccessful to date and UTC may be required to pursue the defense of this matter through litigation, which could be commenced within the next twelve months.
Valuation Allowances and Reserves, Adjustments	225,000,000
Estimated Net Increase Range Of Change [Member]
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible [Line Items]
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible Estimated Range Of Change, Lower Bound	40,000,000
Estimated Net Decrease Range Of Change [Member]
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible Estimated Range of Change, Upper Bound	275,000,000
Expiration Period Current To Five Years [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	626,000,000
Expiration Period Six To Ten Years [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	378,000,000
Expiration Period Eleven To Twenty Years [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,053,000,000
Expiration Period Indefinite [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	2,115,000,000
Expiration Period Current To Five Years [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward Amount	52,000,000
Expiration Period Six To Ten Years [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward Amount	17,000,000
Expiration Period Eleven To Twenty Years [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward Amount	310,000,000
Expiration Period Indefinite [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward Amount	$ 808,000,000